Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

Basic and diluted loss per share for each of the years presented were calculated as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Numerator:
Net loss	(36,949,421)	(37,365,434)	(130,931,921)	(18,723,015)
Accretion to redemption value of mezzanine equity	(108,440,354)	(105,969,614)	(81,648,716)	(11,675,611)
Less: Net income attributable to noncontrolling interests	1,057	25,878	(1,520)	(217)
Net loss attributable to the Pomdoctor Limited’s ordinary shareholders	(145,390,832)	(143,360,926)	(212,579,117)	(30,398,409)

Denominator:
Weighted average number of shares outstanding – basic	6,310,198	6,310,198	9,680,622	9,680,622
Weighted average number of shares outstanding – diluted	6,310,198	6,310,198	9,680,622	9,680,622

Loss per share – Basic:	(23.04)	(22.72)	(21.96)	(3.14)

Loss per share – Diluted:	(23.04)	(22.72)	(21.96)	(3.14)